Business and Organization (Details) $ / shares in Units, $ in Millions			6 Months Ended	12 Months Ended
	Sep. 23, 2015 USD ($) item shares	Nov. 10, 2014 USD ($) $ / shares shares	Jun. 30, 2015 shares	Dec. 31, 2014 shares
Business and Organization
Threshold Non Operating Equity Percentage				15.00%
Contribution Agreement
Business and Organization
Common unitholders units issued	10,988,421
Cash distribution | $	$ 552.5
Debt assumed | $	171.0
Contribution Agreement | Contingent Consideration Period One
Business and Organization
Contingent consideration | $	$ 125.0
Threshold number of barrels of water to trigger contingent consideration payment | item	176,295,000
Contribution Agreement | Contingent Consideration Period Two
Business and Organization
Contingent consideration | $	$ 125.0
Threshold number of barrels of water to trigger contingent consideration payment | item	219,200,000
IPO
Business and Organization
Units issued		46,000,000
Price per common unit of limited partnership | $ / shares		$ 25.00
Publicly owned common units				46,000,000
Net proceeds received from shares of common stock sold | $		$ 1,100.0
Common units redeemed		6,000,000
Net proceeds retained | $		$ 250.0
Private Placement
Business and Organization
Net proceeds received from shares of common stock sold | $	$ 241.0
Private Placement | Contribution Agreement
Business and Organization
Cash distribution | $	$ 552.5
Common Unitholders Public
Business and Organization
Publicly owned common units			46,024,054	46,000,000
Common unitholders units issued			46,024,054	46,000,000
Common Unitholder Antero
Business and Organization
Publicly owned common units			29,940,957	29,940,957
Common unitholders units issued			29,940,957	29,940,957
Subordinated Unitholder Antero
Business and Organization
Publicly owned common units			75,940,957	75,940,957
Common unitholders units issued			75,940,957	75,940,957
Antero Midstream Partners LP
Business and Organization
Ownership percentage (as a percent)				30.30%
Antero
Business and Organization
Antero common units				29,940,957
Subordinated units outstanding				75,940,957
Agreement term for providing gathering and compression services and certain fluid handling services			20 years	20 years
Agreement term for receiving seconded employees			20 years	20 years
Agreement term for receiving certain administrative services			20 years	20 years
Antero | IPO
Business and Organization
Debt repaid using the proceeds of IPO | $		$ 843.0
Threshold Non Operating Equity Percentage			15.00%
Antero | Antero Midstream Partners LP
Business and Organization
Ownership percentage (as a percent)				69.70%